Trade Payables - Summary of Range of Payment Due Dates (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables in SPP	76 days	76 days
Trade payables not in SPP	0 days	0 days
Top of range [member]
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Trade payables in SPP	180 days	180 days
Trade payables not in SPP	154 days	180 days